Trade and other payables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade and other payables [Abstract]
Disclosure of trade and other payables [text block]
21.	Trade and other payables

The balance of trade and other payables, as of December 31, 2017 and 2016, is comprised as follows:

	2017	2016

Suppliers	5,088,957	4,687,353
Partners’ advances	880,420	864,971
Withholding tax	376,169	379,194
Related parties	129,520	114,420
Insurance and reinsurance	121,555	110,530
Agreements in transport contracts (1)	91,324	111,899
Deposits received from third parties	25,523	209,570
Dividends payable (2)	3,723	11,193
Various creditors	280,485	389,126
	6,997,676	6,878,256

Current	6,968,207	6,854,363
Non-current	29,469	23,893
	6,997,676	6,878,256

(1)
Corresponds to the value of debt from agreements in transport contracts of oil pipelines and poliducts, impacted by volumetric adjustments, compensation for quality and other inventory management agreements.

(2)	Dividends declared at the General Shareholders' Meeting on 2016 profits, amounting to COP$945,684, were paid in April 2017.

The carrying amount of trade accounts and other accounts payable approximates their fair value due to their short-term nature.